Inventories (Details) - Schedule of inventories - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Raw materials	$ 50,373	$ 48,524	$ 116,907
Finished goods	225,842	111,547	157,798
Less: Provision for impairment	(12,941)	(12,800)
Total, net	$ 263,274	$ 147,271	$ 262,682